INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 16 - INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2023	2022	2021
The Netherlands	$2,164	$(11,419)	$(3,070)
Germany	828	4,317	11,658
United States of America	(1,620)	(3,621)	14,968
Spain	362	552	(2,052)
Israel	10,076	7,298	29,964
Other locations	506	(715)	(960)
Income (loss) before income tax expenses	$12,316	$(3,588)	$50,508

The current income tax expense from subsidiaries outside of the Netherlands is $2,299, $1,984 and $8,937, for the years ended December 31, 2023, 2022 and 2021, respectively. There current income tax expense for the Netherlands was $248, $0 and $0 for the years ended December 31, 2023, 2022 and 2021.

The deferred income tax benefit from subsidiaries outside of the Netherlands is $48, $135 and $331, for the years ended December 31, 2023, 2022 and 2021, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2023, 2022 and 2021.

Additionally, tax benefits (expenses) from subsidiaries outside the Netherlands include $754, $203 and $(614), for the years ended December 31, 2023, 2022 and 2021, respectively, of tax related to previous years. There were no tax expenses related to previous years in the Netherlands for the years ended December 31, 2023, 2022 and 2021.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred tax assets:
Operating loss carry forwards	$10,812	$10,895
Interest expense carry forward	2,053	1,650
Capital loss carry forwards	-	114
Allowance for doubtful accounts	121	193
Tax credit carry forwards	560	560
Accrued expenses	95	171
Research and development expenses, net	1,363	1,340
Other	366	307
Total deferred tax assets	15,370	15,230
Deferred tax liabilities:
Depreciation of property and equipment	(162)	(210)
	15,208	15,020
Valuation allowance	(13,633)	(13,502)
Deferred tax assets, net	$1,575	$1,518

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in, or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance.

As of December 31, 2023, the Company has net operating losses carry forwards of $24,608 and carry forward interest of $4,901 in the Netherlands. These losses and interest can be carried forward and do not expire but starting 2023 the yearly utilization is limited to one million Euro per year, plus 50% of the excess taxable income. As of December 31, 2023, the Company has net operating loss carry forwards of $8,924 in the United States of America, which will expire in 2031 through 2037 except $3,060 which do not expire but can offset up to 80% of taxable income every year. In addition, in the United States, the Company has carry forward interest of $3,033 which can be carried forward and do not expire.

As of December 31, 2023, the Company has $560 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2024 through 2029.

During the years ended December 31, 2023 and 2022 the valuation allowance increased by $131 and $1,872, respectively.

The Company’s effective income tax rate differs from the Netherlands’ statutory rate of 25.8%, 25.8% and 25.0% for the years 2023, 2022 and 2021, respectively, as follows:

	Year Ended December 31,
	2023	2022	2021
Effective income (loss) tax benefit at statutory rate	$3,178	$(926)	$12,627
Rate differential	(1,365)	136	(2,915)
Non-deductible expenses	376	342	1,643
Adjustments to prior year tax losses	-	-	2,599
Changes in valuation allowance	131	1,872	(5,815)
Other	(575)	222	1,081
Income tax expense	$1,745	$1,646	$9,220

Uncertain tax positions

The Company is subject to income taxes in the Netherlands, and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determine its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax related uncertainties based on estimates of whether and the extent to which additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite evidence supporting the position. The Company adjusts this reserve in light of changing facts and circumstances, such as the outcome of income tax authority examinations. The provision for income taxes includes the impact of reserve positions and changes to reserves that are considered probable.

As of December 31, 2023 and 2022, there are $86 and $688 of unrecognized tax benefits, respectively, that if recognized would reduce the effective tax rate. Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as components of income tax provision in the consolidated statements of operations and comprehensive income.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	December 31,
	2023	2022
Balance at beginning of year	$688	$688
Additions based on tax positions taken in prior years	-	-
Additions based on tax positions taken in the current year	-	-
Reduction based on tax positions taken in prior years	(602)	-
Balance at end of year	$86	$688

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2017 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2020 are subject to examination. Income tax returns for the tax years since 2018 are subject to examination in foreign jurisdictions.